PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 10,102,926	$ 9,936,324
Less: accumulated depreciation	(4,533,745)	(4,290,600)
Property, plant and equipment before construction in progress	5,569,181	5,645,724
Construction in progress ("CIP")	711,231	0
Property, plant and equipment, net	6,280,412	5,645,724
Buildings
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,188,568	5,306,286
Machinery
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,040,773	3,987,090
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	639,356	486,588
Motor vehicles
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 234,229	$ 156,360